SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS (Details)		12 Months Ended
	Jul. 26, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares	May 05, 2022 USD ($)	Feb. 15, 2022 $ / shares shares
Initial Measurement [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Principal | $			$ 1,000,000
Initial Measurement [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 3.60
Investment option term	5 years
Number of investment options | shares	70,000
Initial Measurement [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 4.07
Investment option term	5 years 6 months
Number of investment options | shares	375,000
Initial Measurement [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 4.07
Investment option term	5 years 6 months
Number of investment options | shares	625,000
Initial Measurement [Member] | Measurement Input, Share Price [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	$ 6.33
Investment, exercise price	10.00
Initial Measurement [Member] | Measurement Input, Share Price [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	6.33
Investment, exercise price	7.78
Initial Measurement [Member] | Measurement Input, Share Price [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	6.33
Investment, exercise price	$ 7.78
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market rate			5.0
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Option Volatility [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	80.0
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Wainwright Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | R D Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pipe Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	2.9
Initial Measurement [Member] | Measurement Input Market Rate [Member] | Derivative Liability May 2022 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market rate			4.4
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term				5 years
Warrants, number of warrants | shares				460,000
Value (per share)				$ 8.00
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input				15.75
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input				$ 27.50
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				74.1
Initial Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				1.9
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years 6 months
Warrants, number of warrants | shares	122,000
Value (per share)	$ 4.07
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	6.33
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	$ 7.78
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	80.0
Initial Measurement [Member] | February 2022 Post-Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.9
Subsequent Measurement [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)		$ 0.34
Investment option term		3 years 7 months 6 days
Number of investment options | shares		70,000
Subsequent Measurement [Member] | Measurement Input, Share Price [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price		$ 1.30
Investment, exercise price		$ 10.00
Subsequent Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Subsequent Measurement [Member] | Measurement Input, Option Volatility [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input		94.0
Subsequent Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input		4.00
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term		3 years 1 month 6 days
Warrants, number of warrants | shares		338,000
Value (per share)		$ 0.08
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		1.30
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 27.50
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		87.0
Subsequent Measurement [Member] | February Twenty Twenty Two Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.00
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term		2 years
Warrants, number of warrants | shares		36,429
Value (per share)		$ 0.00
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		1.30
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 247.50
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		89.0
Subsequent Measurement [Member] | January Twenty Twenty One Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.20
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term		2 years 1 month 6 days
Warrants, number of warrants | shares		34,281
Value (per share)		$ 0.00
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		1.30
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		$ 245.00
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		88.0
Subsequent Measurement [Member] | February Twenty Twenty One Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.20